Segment Information - Geographic Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Geographic Information
Net sales	$ 5,379	$ 5,594	$ 6,473
Long-lived assets	1,008	833
Caribbean, Central and South America
Geographic Information
Net sales	1,990	2,112	2,414
Africa
Geographic Information
Net sales	1,572	1,606	1,706
United States
Geographic Information
Net sales	1,161	1,135	1,397
Long-lived assets	713	553
Pacific Basin and Far East
Geographic Information
Net sales	309	357	425
Canada/Mexico
Geographic Information
Net sales	236	242	348
Europe
Geographic Information
Net sales	40	71	98
Dominican Republic
Geographic Information
Long-lived assets	122	128
Argentina
Geographic Information
Long-lived assets	67	69
All Other
Geographic Information
Net sales	71	71	$ 85
Long-lived assets	$ 106	$ 83